Statement of Comprehensive Income (Parenthetical) (Parent Company [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Unrealized gains (losses) arising during the period, before tax	$ (189.8)		$ (402.6)		$ (152.8)
Amortization of net actuarial loss, before tax	74.7		63.2		167.8
Net Unrealized Gains (Losses) Previously Impaired Securities [Member]
Unrealized gains, before tax	3.7	[1]	3.7	[1]	65.4	[1]
Less: Reclassification of gains (losses) to earnings, before tax	5.1	[1]	29.7	[1]	83.8	[1]
Other Securities [Member]
Unrealized gains, before tax	468.3		518.8		503.8
Less: Reclassification of gains (losses) to earnings, before tax	113.8		180.3		238.3
Foreign Currency Gain (Loss) [Member]
Net unrealized losses, before tax	1.4		(14.2)		(82.9)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment Realized upon Sale or Liquidation, Net of Tax	5.0		4.3		1.6
Pension and OPEB Plan [Member]
Amortization of prior service credit, before tax	$ (4.1)		$ (4.1)		$ (17.0)

[1]	Represents unrealized losses on the non-credit related component of impaired debt securities that we do not intend to sell and subsequent changes in the fair value of any previously impaired debt security.